Derivatives - fair value of the hedging derivative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair value of the hedging derivative
Derivative financial assets	£ 150,029	£ 133,349
Derivative financial liabilities	146,879	128,897
Derivatives
Fair value of the hedging derivative
Derivative financial liabilities	22	21
Fair value hedging
Fair value of the hedging derivative
Changes in fair value used for hedge ineffectiveness	610	54	£ (48)
IFRS netting | Derivatives
Fair value of the hedging derivative
Derivative financial liabilities	(3,464)	(2,922)
Derivatives before IFRS netting
Fair value of the hedging derivative
Notional amount		224,200
Changes in fair value used for hedge ineffectiveness	(270)	(777)
Derivatives before IFRS netting | Derivatives
Fair value of the hedging derivative
Derivative financial liabilities	3,486	2,943
Interest rate | Fair value hedging
Fair value of the hedging derivative
Notional amount	65,100	60,000
Derivative financial assets	1,186	965
Changes in fair value used for hedge ineffectiveness	(585)	(7)
Interest rate | Fair value hedging | Derivatives
Fair value of the hedging derivative
Derivative financial liabilities	2,641	2,061
Interest rate | Cash flow hedging
Fair value of the hedging derivative
Notional amount	148,400	149,700
Derivative financial assets	1,450	1,148
Changes in fair value used for hedge ineffectiveness	366	(770)
Interest rate | Cash flow hedging | Derivatives
Fair value of the hedging derivative
Derivative financial liabilities	833	872
Derivatives
Fair value of the hedging derivative
Derivative financial assets	202	358
Derivatives | IFRS netting
Fair value of the hedging derivative
Derivative financial assets	(2,500)	(1,893)
Derivatives | Derivatives before IFRS netting
Fair value of the hedging derivative
Notional amount	226,200
Derivative financial assets	2,702	2,251
Exchange rate contracts
Fair value of the hedging derivative
Notional amount	3,750,000	3,426,000
Derivative financial assets	44,792	36,545
Derivative financial liabilities	47,141	38,230
Exchange rate contracts | Cash flow hedging
Fair value of the hedging derivative
Notional amount		12,500
Changes in fair value used for hedge ineffectiveness	(59)
Exchange rate contracts | Cash flow hedging | Derivatives
Fair value of the hedging derivative
Derivative financial liabilities	8
Exchange rate contracts | Net investment hedging
Fair value of the hedging derivative
Notional amount		2,000
Changes in fair value used for hedge ineffectiveness	8
Exchange rate contracts | Net investment hedging | Derivatives
Fair value of the hedging derivative
Derivative financial liabilities	4	10
Exchange rate contracts | Derivatives | Cash flow hedging
Fair value of the hedging derivative
Notional amount	12,300
Derivative financial assets	66	106
Exchange rate contracts | Derivatives | Net investment hedging
Fair value of the hedging derivative
Notional amount	400
Derivative financial assets		32
Interest rate contracts
Fair value of the hedging derivative
Notional amount	11,293,000	10,536,000
Derivative financial assets	104,957	96,410
Derivative financial liabilities	99,331	90,444
Credit derivatives
Fair value of the hedging derivative
Notional amount	17,000	16,000
Derivative financial assets	280	346
Derivative financial liabilities	359	208
Equity and commodity contracts
Fair value of the hedging derivative
Notional amount	3,000	1,000
Derivative financial assets		48
Derivative financial liabilities	£ 48	£ 15